Receivable from Omnibus Accounts (Payable to Users), Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Receivable from Omnibus Accounts (Payable to Users), Net [Abstract]
Cash held in segregated bank accounts		$ 2,990,003	$ 3,523,629
Cryptoassets segregated in cryptoasset wallets		5,774,727	4,304,381
Equities held in segregated accounts		$ 5,444,876	$ 8,146,264
User margin balances	$ 366